Portfolio of Investments – as of December 31, 2025 (Unaudited)
Loomis Sayles Inflation Protected Securities Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 98.8% of Net Assets
	Aerospace & Defense — 0.1%
$70,000	General Dynamics Corp., 4.950%, 8/15/2035	$71,397
	Airlines — 0.1%
70,000	Delta Air Lines, Inc., 5.250%, 7/10/2030	71,930
	Automotive — 0.3%
90,000	Magna International, Inc., 5.875%, 6/01/2035	95,413
205,000	Stellantis Financial Services U.S. Corp., 4.950%, 9/15/2028(a)	207,817
		303,230
	Banking — 6.3%
600,000	Banco Bilbao Vizcaya Argentaria SA, (fixed rate to 1/14/2032, variable rate thereafter), 7.750%(b)	642,365
200,000	Banco Santander SA, 5.127%, 11/06/2035	199,930
200,000	Banco Santander SA, (fixed rate to 11/07/2026, variable rate thereafter), 6.527%, 11/07/2027	204,145
200,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, (fixed rate to 2/11/2030, variable rate thereafter), 7.625%, 2/11/2035(a)	210,000
280,000	BNP Paribas SA, (fixed rate to 12/15/2033, variable rate thereafter), 6.875%(a)(b)	281,202
250,000	Citibank NA, 4.914%, 5/29/2030	257,177
150,000	Citigroup, Inc., (fixed rate to 9/11/2035, variable rate thereafter), 5.174%, 9/11/2036	151,402
255,000	HSBC Holdings PLC, (fixed rate to 11/06/2035, variable rate thereafter), 5.133%, 11/06/2036	255,698
270,000	JPMorgan Chase & Co., (fixed rate to 4/22/2035, variable rate thereafter), 5.572%, 4/22/2036	283,273
240,000	JPMorgan Chase & Co., (fixed rate to 7/23/2035, variable rate thereafter), 5.576%, 7/23/2036	248,268
310,000	Lloyds Banking Group PLC, (fixed rate to 6/13/2035, variable rate thereafter), 6.068%, 6/13/2036	325,966
260,000	Morgan Stanley, (fixed rate to 7/19/2034, variable rate thereafter), 5.320%, 7/19/2035	267,645
110,000	Morgan Stanley, (fixed rate to 4/19/2034, variable rate thereafter), 5.831%, 4/19/2035	116,892
300,000	NatWest Group PLC, (fixed rate to 11/10/2033, variable rate thereafter), 8.125%(b)	337,542
445,000	Nordea Bank Abp, (fixed rate to 11/10/2033, variable rate thereafter), 6.750%(a)(b)	456,908
335,000	Societe Generale SA, (fixed rate to 10/03/2035, variable rate thereafter), 5.439%, 10/03/2036(a)	335,728
445,000	Standard Chartered PLC, (fixed rate to 8/12/2035, variable rate thereafter), 5.400%, 8/12/2036(a)	453,590
496,000	Standard Chartered PLC, (fixed rate to 11/14/2035, variable rate thereafter), 7.000%(a)(b)	510,468
293,000	Synovus Bank, (fixed rate to 1/15/2031, variable rate thereafter), 5.957%, 1/15/2036	294,626
435,000	UBS Group AG, (fixed rate to 2/10/2030, variable rate thereafter), 7.000%(a)(b)	444,527
		6,277,352
	Brokerage — 0.8%
418,000	Affiliated Managers Group, Inc., 5.500%, 2/15/2036	417,969
93,000	Apollo Global Management, Inc., 5.150%, 8/12/2035	93,168
300,000	Citadel Securities Global Holdings LLC, 6.200%, 6/18/2035(a)	315,793
		826,930
	Chemicals — 0.1%
115,000	Westlake Corp., 5.550%, 11/15/2035	114,974
	Construction Machinery — 0.6%
210,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	220,166
Principal Amount	Description	Value (†)
	Construction Machinery — continued
$225,000	Caterpillar, Inc., 5.200%, 5/15/2035	$233,216
115,000	Deere & Co., 5.700%, 1/19/2055	118,858
		572,240
	Consumer Cyclical Services — 0.0%
45,000	Rollins, Inc., 5.250%, 2/24/2035	45,912
	Electric — 1.7%
399,000	American Electric Power Co., Inc., Series C, (fixed rate to 12/15/2030, variable rate thereafter), 5.800%, 3/15/2056	396,111
110,000	DTE Electric Co., 5.250%, 5/15/2035	113,051
227,000	Duke Energy Florida LLC, 4.850%, 12/01/2035	226,010
10,000	Edison International, 6.250%, 3/15/2030	10,453
60,000	Oncor Electric Delivery Co. LLC, 5.350%, 4/01/2035(a)	61,858
300,000	Pacific Gas & Electric Co., 6.000%, 8/15/2035	314,789
60,000	PPL Capital Funding, Inc., 5.250%, 9/01/2034	61,446
490,000	Virginia Electric & Power Co., Series C, 4.900%, 9/15/2035	487,679
		1,671,397
	Finance Companies — 1.0%
175,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.375%, 12/15/2031	181,248
135,000	Carlyle Secured Lending, Inc., 5.750%, 2/15/2031	132,903
495,000	HPS Corporate Lending Fund, 5.850%, 6/05/2030(a)	500,899
160,000	Oaktree Strategic Credit Fund, 6.190%, 7/15/2030(a)	160,845
		975,895
	Food & Beverage — 0.3%
170,000	Cargill, Inc., 5.375%, 10/23/2055(a)	163,608
100,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.950%, 4/20/2035(a)	105,149
		268,757
	Gaming — 0.2%
200,000	Flutter Treasury DAC, 5.875%, 6/04/2031(a)	202,780
	Government Owned - No Guarantee — 0.2%
250,000	Antares Holdings LP, 6.350%, 10/23/2029(a)	254,958
	Government Sponsored — 0.5%
490,000	Petrobras Global Finance BV, 6.250%, 1/10/2036	480,780
	Health Insurance — 0.1%
90,000	Elevance Health, Inc., 5.200%, 2/15/2035	91,930
	Home Construction — 0.2%
160,000	Toll Brothers Finance Corp., 5.600%, 6/15/2035	165,535
	Integrated Energy — 0.5%
499,000	Shell Finance U.S., Inc., 4.750%, 1/06/2036	498,262
	Leisure — 0.3%
345,000	Carnival Corp., 5.125%, 5/01/2029(a)	348,826
	Life Insurance — 0.3%
250,000	Athene Holding Ltd., (fixed rate to 3/28/2035, variable rate thereafter), 6.875%, 6/28/2055	249,808
95,000	F&G Global Funding, 4.650%, 9/08/2028(a)	95,603
		345,411
	Lodging — 0.1%
100,000	Hyatt Hotels Corp., 5.750%, 3/30/2032	104,769
	Media Entertainment — 0.4%
380,000	Meta Platforms, Inc., 4.875%, 11/15/2035	379,491
	Midstream — 1.3%
175,000	Boardwalk Pipelines LP, 5.375%, 2/15/2036	175,868
165,000	Energy Transfer LP, 5.700%, 4/01/2035	170,796
290,000	Enterprise Products Operating LLC, 5.550%, 2/16/2055	281,041
125,000	Florida Gas Transmission Co. LLC, 5.750%, 7/15/2035(a)	129,705

Principal Amount	Description	Value (†)
	Midstream — continued
$456,000	Targa Resources Corp., 5.400%, 7/30/2036	$456,525
46,000	Western Midstream Operating LP, 5.500%, 12/15/2035	45,755
		1,259,690
	Pharmaceuticals — 0.9%
125,000	Biogen, Inc., 5.050%, 1/15/2031	128,956
160,000	Merck & Co., Inc., 4.750%, 12/04/2035	159,402
420,000	Roche Holdings, Inc., 4.666%, 12/02/2035(a)	418,014
150,000	Zoetis, Inc., 5.000%, 8/17/2035	151,644
		858,016
	Sovereigns — 0.2%
200,000	Abu Dhabi Government International Bonds, 3.875%, 4/16/2050(a)	160,603
	Technology — 2.0%
510,000	Alphabet, Inc., 4.700%, 11/15/2035	510,125
392,000	Flex Ltd., 5.375%, 11/13/2035	391,078
250,000	Micron Technology, Inc., 5.300%, 1/15/2031	258,955
170,000	Micron Technology, Inc., 6.050%, 11/01/2035	181,373
75,000	NetApp, Inc., 5.700%, 3/17/2035	78,491
480,000	Roper Technologies, Inc., 5.100%, 9/15/2035	483,650
65,000	Synopsys, Inc., 5.150%, 4/01/2035	66,062
		1,969,734
	Transportation Services — 0.1%
80,000	United Parcel Service, Inc., 5.250%, 5/14/2035	82,910
	Treasuries — 80.2%
11,374,916	U.S. Treasury Inflation-Indexed Bonds, 0.250%, 2/15/2050(c)	6,544,169
Principal Amount	Description	Value (†)
	Treasuries — continued
$6,555,913	U.S. Treasury Inflation-Indexed Bonds, 0.750%, 2/15/2042(c)	$5,101,531
7,208,499	U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/2027(c)	7,077,524
11,199,997	U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/2032(c)	10,506,655
39,829,875	U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/2029(c)	39,210,131
11,153,450	U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/2035(c)	11,123,587
		79,563,597
	Total Bonds and Notes (Identified Cost $104,093,990)	97,967,306

Short-Term Investments — 0.9%
887,310
Tri-Party Repurchase Agreement with Fixed Income
Clearing Corporation, dated 12/31/2025  at 2.150% to
be repurchased at $887,416 on 1/02/2026
collateralized by $932,500 U.S. Treasury Note,
2.375% due 3/31/2029 valued at $905,062 including
accrued interest(d)
(Identified Cost $887,310)
		887,310
	Total Investments — 99.7% (Identified Cost $104,981,300)	98,854,616
	Other assets less liabilities — 0.3%	339,866
	Net Assets — 100.0%	$99,194,482

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the value of Rule 144A holdings amounted to
$6,039,047 or 6.1% of net assets.

(b)	Perpetual bond with no specified maturity date.
(c)	Treasury Inflation Protected Security (TIPS).
(d)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of December 31, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$97,967,306	$ —	$97,967,306
Short-Term Investments	—	887,310	—	887,310
Total Investments	$—	$98,854,616	$—	$98,854,616

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.